Property, plant and equipment (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation charge from continuing operations for the year		$ 821,466
Office Equipment and Furniture | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	2 years
Office Equipment and Furniture | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years
Production Masks
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years
License [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	1 year